Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Related party transactions
28.	Related party transactions
Related party transactions during the year ended December 31, 2022, include transactions with debenture holders that incur interest. The related party debentures balance as at December 31, 2022, totaled $306 (December 31, 2021 – $322). The debentures bear annual coupon interest of 8.0% (December 31, 2021 – 8.0%) with interest expense for the year ended December 31, 2022, totaling $25 (December 31, 2021 – $26). The related parties involved in such transactions include Company shareholders, officers, directors, and management, close members of their families, or entities which are directly or indirectly controlled by close members of their families. The debentures are ongoing contractual obligations that are used to fund our corporate and operational activities.
In the year ended December 31, 2022, the Company incurred $
188
 of sponsorship expenses (December 31, 2021 – $
153
) with a company owned by a director of
Mogo. In the year ended December 31, 2022, the Company incurred $
142
 of recruiting fees (December 31, 2021 – $
54
) with a recruiting firm owned by the spouse of a director of Mogo.
On
June 30, 2021, the Company acquired 1,300,000 common shares of Tetra Trust Company from its associate Coinsquare Ltd. (“Coinsquare”) for $1,300. As at December 31, 2022, this investment is valued at $1,300 and is recorded within the investment portfolio (December 31, 2021 – $1,300). This related party transaction was made on terms equivalent to those that prevail in arm’s length transactions.
Key management personnel
Key management personnel (“KMP”) are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly. KMP consist of directors and executive officers of the Company.
During the year ended December 31, 2022, KMP were granted 2,419,482 stock options with a fair value of $2,553 at the grant date (December 31, 2021 – 1,260,000 stock options with a fair value of $3,651 at the grant date).

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2022	December 31, 2021
Salary and short – term benefits	2,192	1,529
Stock-based compensation	3,129	2,616
Termination benefits	1,224	—

	6,545	4,145